CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Stock [Member] At Market Offering [Member]	Common Stock [Member] Direct Offering [Member]	Common Stock [Member] Public Offering	Common Stock [Member]	Additional Paid-in Capital [Member] At Market Offering [Member]	Additional Paid-in Capital [Member] Direct Offering [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	At Market Offering [Member]	Direct Offering [Member]	Total
Beginning Balance at Sep. 30, 2023				$ 1			$ 307,398,305	$ (302,447,147)	$ (78,747)			$ 4,872,412
Beginning Balance (in shares) at Sep. 30, 2023				911
Increase (Decrease) in Stockholders' Equity
Common stock and pre-funded warrants issued in public offering, net of offering costs				$ 1			10,525,062					10,525,063
Common stock and pre-funded warrants issued in public offering, net of offering costs (in shares)			967
Stock based compensation expense							572,293					572,293
Deemed dividend - warrant repricing							233,087	(233,087)
Common stock issued in ATM, net of offering costs					$ 64,397	$ 161				$ 64,397	$ 161
Common stock issued in ATM, net of offering costs (in shares)	12	215
Share issued upon restricted stock vesting (in shares)				19
Share issued upon warrant exercises				$ 12			4,928					4,940
Share issued upon warrant exercises (in shares)				11,501
Adjustment for reverse split (in shares)				113
Common stock issued, Spindle earnout							17,125					17,125
Common stock issued, Spindle earnout (in shares)				17
Net loss								(6,992,521)	(95,785)			(7,088,306)
Ending Balance at Sep. 30, 2024				$ 14			318,815,358	(309,672,755)	(174,532)			$ 8,968,085
Ending Balance (in shares) at Sep. 30, 2024				13,755								13,755
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly				$ 28			(28)
Exercise of warrants, cashlessly (in shares)				27,895
Stock based compensation expense							28,973					$ 28,973
Deemed dividend - warrant repricing							14,907,223	(14,907,223)
Net loss								(2,639,412)	(29,301)			(2,668,713)
Ending Balance at Dec. 31, 2024				$ 72			339,972,796	(327,219,390)	(203,833)			12,549,645
Ending Balance (in shares) at Dec. 31, 2024				72,155
Beginning Balance at Sep. 30, 2024				$ 14			318,815,358	(309,672,755)	(174,532)			$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024				13,755								13,755
Increase (Decrease) in Stockholders' Equity
Net loss												$ (6,004,833)
Ending Balance at Mar. 31, 2025				$ 422			364,902,558	(354,442,994)	(235,778)			10,224,208
Ending Balance (in shares) at Mar. 31, 2025				422,095
Beginning Balance at Sep. 30, 2024				$ 14			318,815,358	(309,672,755)	(174,532)			$ 8,968,085
Beginning Balance (in shares) at Sep. 30, 2024				13,755								13,755
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly				$ 1,314			(1,314)
Exercise of warrants, cashlessly (in shares)				1,314,112
Stock based compensation expense							(102,021)					$ (102,021)
Deemed dividend - warrant repricing							54,326,896	(54,326,896)
Common stock issued in ATM, net of offering costs		$ 27				$ 5,712,673					$ 5,712,700
Common stock issued in ATM, net of offering costs (in shares)		27,083
Share issued upon warrant exercises				$ 229			2,507,904					2,508,133
Share issued upon warrant exercises (in shares)				228,947
Adjustment for reverse split				$ 79			(79)
Adjustment for reverse split (in shares)				78,704
Net loss								(15,160,724)	(188,522)			(15,349,246)
Ending Balance at Sep. 30, 2025				$ 1,663			381,463,459	(379,160,375)	(363,054)			$ 1,941,693
Ending Balance (in shares) at Sep. 30, 2025				1,662,601								1,662,601
Beginning Balance at Dec. 31, 2024				$ 72			339,972,796	(327,219,390)	(203,833)			$ 12,549,645
Beginning Balance (in shares) at Dec. 31, 2024				72,155
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly				$ 315			(315)
Exercise of warrants, cashlessly (in shares)				314,845
Stock based compensation expense							26,511					26,511
Deemed dividend - warrant repricing							23,919,429	(23,919,429)
Adjustment for reverse split				$ 5			(5)
Adjustment for reverse split (in shares)				5,092
Net loss								(3,304,175)	(31,945)			(3,336,120)
Ending Balance at Mar. 31, 2025				$ 422			364,902,558	(354,442,994)	(235,778)			10,224,208
Ending Balance (in shares) at Mar. 31, 2025				422,095
Beginning Balance at Sep. 30, 2025				$ 1,663			381,463,459	(379,160,375)	(363,054)			$ 1,941,693
Beginning Balance (in shares) at Sep. 30, 2025				1,662,601								1,662,601
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly				$ 407			(407)
Exercise of warrants, cashlessly (in shares)				406,730
Stock based compensation expense							633,120					$ 633,120
Deemed dividend - warrant repricing							32,827	(32,827)
Net loss								(18,593,563)	(12,619)			(18,606,182)
Ending Balance at Dec. 31, 2025				$ 4,774			416,617,812	(397,786,765)	(375,673)			18,460,148
Ending Balance (in shares) at Dec. 31, 2025				4,772,271
Beginning Balance at Sep. 30, 2025				$ 1,663			381,463,459	(379,160,375)	(363,054)			$ 1,941,693
Beginning Balance (in shares) at Sep. 30, 2025				1,662,601								1,662,601
Increase (Decrease) in Stockholders' Equity
Common stock issued in ATM, net of offering costs (in shares)										10,759
Net loss												$ (25,271,341)
Ending Balance at Mar. 31, 2026				$ 5,669			416,951,861	(404,451,992)	(375,605)			12,129,933
Ending Balance (in shares) at Mar. 31, 2026				5,667,469
Beginning Balance at Dec. 31, 2025				$ 4,774			416,617,812	(397,786,765)	(375,673)			18,460,148
Beginning Balance (in shares) at Dec. 31, 2025				4,772,271
Increase (Decrease) in Stockholders' Equity
Exercise of warrants, cashlessly				$ 695			(695)
Exercise of warrants, cashlessly (in shares)				695,270
Stock based compensation expense							334,944					334,944
Common stock issued in ATM, net of offering costs (in shares)										10,759
Net loss								(6,665,227)	68			(6,665,159)
Ending Balance at Mar. 31, 2026				$ 5,669			$ 416,951,861	$ (404,451,992)	$ (375,605)			$ 12,129,933
Ending Balance (in shares) at Mar. 31, 2026				5,667,469